NET INCOME/LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted (loss) income per share	(35,700)	46,463	44,990
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	38,469,234	38,826,800	41,342,597
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	38,469,234	39,303,760	41,671,763

Basic (loss) income per share	(0.93)	1.20	1.09
Diluted (loss) income per share	(0.93)	1.18	1.08